Inventory - Schedule of Inventory (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Raw materials	₪ 2,464	₪ 3,875
Finished goods	1,349	1,138
Total inventory	₪ 3,813	₪ 5,013